Loans, financing, debentures and finance leases (Tables)	12 Months Ended
Jun. 30, 2018
Loans And Financing Abstract
Schedule of loans and financing
	Bank	Final Maturity	Annual interest rates and charges -%	Guarantee	2018	2017
Current
Financing for agricultural costs	ABC and Itaú	September/18	Fixed rate 7.22% to 9%	—	31,847	10,703
Financing for agricultural costs (USD)	Itaú	November/18	Fixed rate 7.22%	—	11,486	—
Bahia Project Financing (a)	BNB and HSBC	June/19	Fixed rate 4% to 9%	Jatobá and Chaparral Farms	3,131	15,236
Working Capital Financing	Rabobank	May/18	1.40% to 2.30% + 100% of CDI	—	—	15,782
Working Capital Financing (USD) (a)	Itaú	August/17	3.49%	—	—	5,031
Financing of Machinery and Equipment - FINAME	Rabobank and Itaú	June/19	TJLP + 3.73% Fixed rate 9% to 11%	Machinery and Equipment	630	1
Financing of sugarcane	Itaú, Rabobank, Banco do Brasil and Santander	June/19	TJLP + 2.70 Fixed rate 9% to 10%	Morro Vermelho and Chaparral Farms	21,318	8,248
Finance lease sugarcane crop (Note 26.c)	Partnership III	November/18	6.62%		1,676	1,619
					70,088	56,620

Noncurrent
Financing Bahia Project (a)	BNB and HSBC	August/23	Fixed rate 4% to 9%	Jatobá and Chaparral Farms	27,146	30,862
Financing of Machinery and Equipment - FINAME	Rabobank and Itaú	June/24	TJLP + 3.73% Fixed rate 9% to 11%	Machinery and Equipment	5,411	1,208
Financing of sugarcane	Itaú, Rabobank, Banco do Brasil and Santander	December/23	TJLP + 2.70 Fixed rate 9% to 10%	Morro Vermelho and Chaparral Farms	13,194	1,025
Debentures	Insurance company	July/23	106.5% and 110% of CDI	Chaparral Farm	141,642	—
Finance lease sugarcane crop (Note 26.c)	Partnership III	November/18	6.62%	—	—	1,665
Finance lease sugarcane crop (Notes 1.1 and 26.d)	Partnership IV	January/32	R$/Kg 0.6462	—	18,539	20,795
					205,932	55,555
					276,020	112,175

Schedule of changes in loans and financing

Changes in loans and financing during the year ended June 30, 2018 are as follows:

	June 30, 2016	Contracting	Payment of principal	Payment of Interest	Appropriation of interest	Foreign exchange difference	Present value adjustment	June 30, 2017
Finance for agricultural cost	35,087	10,000	(34,826)	(2,085)	2,527	—	—	10,703
Bahia Project(a) Financing	57,099	1,607	(13,131)	(3,954)	4,477	—	—	46,098
Working Capital Financing	—	15,000	—	(106)	888	—	—	15,782
Working Capital (USD) Financing	—	4,661	—	—	94	276	—	5,031
Financing of Machinery and Equipment – FINAME	114	1,201	(109)	(5)	8	—	—	1,209
Sugarcane Financing	1,772	7,000	(242)	(177)	920	—	—	9,273
Finance Lease - Sugarcane Crop - Partnership III	5,773	—	—	—	—	—	(2,489)	3,284
Finance lease sugarcane crop	—	29,049	—	—	—	—	(8,254)	20,795
	99,845	68,518	(48,308)	(6,327)	8,914	276	(10,743)	112,175

	June 30, 2017	Contracting	Payment of principal	Payment of Interest	Appropriation of interest	Foreign exchange difference	Present value adjustment	June 30, 2018
Finance for agricultural cost	10,703	62,734	(34,062)	(1,447)	4,003	1,402	—	43,333
Bahia Project Financing (a)	46,098	13,904	(27,622)	(4,706)	2,603	—	—	30,277
Working Capital Financing	15,782	16,250	(31,523)	(1,893)	1,384	—	—	—
Working Capital (USD) Financing	5,031	—	(4,703)	(83)	18	(263)	—	—
Financing of Machinery and Equipment – FINAME	1,209	4,700	—	(404)	461	75	—	6,041
Sugarcane Financing	9,273	32,557	(7,498)	(1,814)	1,994	—	—	34,512
Debentures	—	140,165	—	—	1,477	—	—	141,642
Finance Lease - Sugarcane Crop - Partnership III	3,284	—	—	—	—	—	(1,608)	1,676
Finance lease sugarcane crop	20,795	—	—	—	—	—	(2,256)	18,539
	112,175	270,310	(105,408)	(10,347)	11,940	1,214	(3,864)	276,020

(a)	Financing to raise funds for opening of areas and improvements in Jatobá and Chaparral farms.